Taxation - Reconciliation of Total Tax (Benefits) Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Income tax expenses/(benefits) at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	$ 3,965	$ 5,047	$ 246
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	1,615	1,640	2,571
Non-deductible expenses	306	468	47
Effect of Super Deduction	(3,609)	(2,594)	(2,262)
Effect of tax holidays and tax concessions	(5,121)	(5,243)	(4,100)
Change in valuation allowance of deferred tax assets	7,170	4,709	3,507
Others	(195)	41	(134)
Income tax (benefits)/expenses	$ 4,131	$ 4,068	$ (125)